Income Taxes - Changes in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 47.7	$ 39.9
Credited (charged) to net earnings	23.2	8.8
Credited directly to equity	(0.3)	1.1
Deferred Tax Relating To Business Combinations, Deferred Tax Asset		1.1
Effects of foreign exchange	(2.6)	(0.4)
Other	0.9	(2.8)
Deferred tax assets, ending balance	68.9	47.7
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	60.2	32.3
Charged (credited) to net earnings	(7.4)
Additions from business combinations		30.7
Effects of foreign exchange	(2.4)
Other	1.3	(2.8)
Deferred tax liabilities, ending balance	51.7	60.2
Unrealized foreign exchange gains
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	27.2	27.2
Charged (credited) to net earnings	(5.0)	(0.2)
Effects of foreign exchange	(1.7)	0.2
Deferred tax liabilities, ending balance	20.5	27.2
Accounting provisions not currently deductible
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	17.7	10.5
Credited (charged) to net earnings	13.7	7.2
Deferred Tax Relating To Business Combinations, Deferred Tax Asset		0.1
Effects of foreign exchange	(0.5)	(0.1)
Deferred tax assets, ending balance	30.9	17.7
Pensions and non-pension post-retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	2.8	0.7
Credited (charged) to net earnings	2.8	2.1
Credited directly to equity	4.4
Deferred tax assets, ending balance	10.0	2.8
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	69.2	72.2
Credited (charged) to net earnings	(10.7)	(3.2)
Credited directly to equity	0.4
Effects of foreign exchange	(1.9)	0.2
Deferred tax assets, ending balance	57.0	69.2
Property, plant and equipment and intangibles
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	76.2	45.5
Charged (credited) to net earnings	(2.4)	0.2
Additions from business combinations		30.7
Effects of foreign exchange	(0.7)	(0.2)
Other	0.4
Deferred tax liabilities, ending balance	73.5	76.2
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1.2	0.0
Credited (charged) to net earnings	17.4	2.7
Credited directly to equity	(5.1)	1.1
Deferred Tax Relating To Business Combinations, Deferred Tax Asset		1.0
Effects of foreign exchange	(0.2)	(0.5)
Other	0.0	(3.1)
Deferred tax assets, ending balance	13.3	1.2
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	0.0	3.1
Other		(3.1)
Deferred tax liabilities, ending balance	0.0	0.0
Reclassification between deferred tax assets and deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	(43.2)	(43.5)
Other	0.9	0.3
Deferred tax assets, ending balance	(42.3)	(43.2)
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	(43.2)	(43.5)
Other	0.9	0.3
Deferred tax liabilities, ending balance	$ (42.3)	$ (43.2)